LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2020
LAND USE RIGHTS, NET
Land use rights

	As of December 31,
	2019	2020
	RMB	RMB	US$
Cost	249,804	278,138	42,627
Accumulated amortization	(16,650)	(22,765)	(3,489)
Land use rights, net	233,154	255,373	39,138

Carrying value of land use rights pledged by company to secure banking borrowings

	As of December 31,
	2019	2020
	RMB	RMB	US$
Land use rights	15,989	141,000	21,609